Leases - Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 10,713	$ 17,645
Short-term lease cost	236	544
Variable lease cost	1,241	2,735
Total operating lease cost	12,190	20,924
Lessee, Lease, Description [Line Items]
Total operating lease costs	12,190	20,924
Cost of revenue | Mortgage platform revenue, net
Leases [Abstract]
Total operating lease cost	6,020	14,238
Lessee, Lease, Description [Line Items]
Total operating lease costs	6,020	14,238
Cost of revenue | Other platform revenue
Leases [Abstract]
Total operating lease cost	752	2,089
Lessee, Lease, Description [Line Items]
Total operating lease costs	752	2,089
General and administrative expenses
Leases [Abstract]
Total operating lease cost	4,219	1,665
Lessee, Lease, Description [Line Items]
Total operating lease costs	4,219	1,665
Marketing and advertising expenses
Leases [Abstract]
Total operating lease cost	80	252
Lessee, Lease, Description [Line Items]
Total operating lease costs	80	252
Technology and product development expenses
Leases [Abstract]
Total operating lease cost	1,119	2,680
Lessee, Lease, Description [Line Items]
Total operating lease costs	$ 1,119	$ 2,680